Taxation - Components of Tax Expense (Benefit) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Major components of tax expense (income) [abstract]
Current tax expense	$ 308	$ 152
Deferred tax benefit	(167)	(286)
Total tax expense (benefit)	$ 141	$ (134)